Goodwill and intangible assets (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Finite Lived Intangible Assets [Line Items]
WACC taken into account for impairment calculations	8.00%
Goodwill impairment loss	$ 0
Weighted-average amortization period	14 years 3 months 15 days
Amortization method	straight line basis
Concession Agreements
Finite Lived Intangible Assets [Line Items]
Weighted-average amortization period	15 years 1 month 6 days
Non-compete covenant
Finite Lived Intangible Assets [Line Items]
Weighted-average amortization period	1 year 9 months